Defined benefit plans - Movement in Plan Assets (Details) - Fair value of plan assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning fair value of plan assets as of January 1	$ 11,576	$ 8,291	$ 3,858
Return on plan assets excluding interest income	35	12	13
Contributions paid by employer	978	688	378
Contributions paid by employees	884	610	378
Benefits (paid)/deposited	2,371	1,783	3,049
Actuarial gain/(loss) on plan assets	(1,770)	513	(3)
Administration expense	(4)	(4)	(3)
Other	(11)	(18)	0
Foreign currency exchange (gains)/losses	46	(299)	621
Ending fair value of plan assets as of December 31	$ 14,105	$ 11,576	$ 8,291